Share-based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions				1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 05, 2019	Jan. 03, 2018 CNY (¥)	Jan. 03, 2018 USD ($) $ / shares shares	Jan. 31, 2019 Plan	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Jan. 31, 2018 $ / shares shares	Mar. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Feb. 28, 2018 shares	Sep. 01, 2017 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted									2,893,020	2,893,020
Ordinary shares, shares, issued									34,248,442		50,000,000			50,000
Share-based compensation expense | ¥									¥ 9.3
Dividends distributed | $										$ 0
Share-based compensation expense measured at fair value | ¥									¥ 73.2
Share-based compensation expense | ¥								¥ 1.4
Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price | $ / shares							$ 0.0001
Shares option granted							15,937,500
Minimum | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting period							24 months
Maximum | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting period							34 months
Founders | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares held			15,937,500
Share price | $ / shares			$ 0.0001
Shares option granted							15,937,500
Shares option granted, fair value		¥ 864.7	$ 128,100,000
Share-based compensation expense		¥ 215.0	$ 33,100,000		¥ 649.7	$ 95,000,000
Founders | Minimum | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting period		24 months	24 months
Founders | Maximum | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting period		34 months	34 months
Share Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated fair value of underlying shares | (per share)									¥ 159.29	$ 23.21	¥ 52.51	¥ 5.21
Fair value of share options vested | ¥									¥ 17.0		¥ 0.7	¥ 0.2
Unrecognized share-based compensation expense | ¥									¥ 399.0
Share Option Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average vesting period									1 year 6 months	1 year 6 months
Share Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average vesting period									3 years 6 months	3 years 6 months
Share Option Plan | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 77.3		3.4	0.2
Share Option Plan | Companies under Common Control of Founder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividends distributed | ¥									¥ 6.8		¥ 4.4	0.6
Share Option Plan | Third Party Consultants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | ¥												¥ 0.2
Share Option Plan | Jifen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incentive awards issuance, percentage of equity interests												20.00%
Shares issuable under the incentive awards												10,000,000
Incentive awards issuance, stock split conversion ratio												0.5
Number of options granted											1,642,745	5,969,427
Options exercise period									10 years	10 years
Shares vesting period									4 years	4 years
Incentive awards issuance terms									As part of the restructuring in 2017, in February 2018, the Board of Directors of the Company approved the 2017 Equity Incentive Plan, which assumed Jifen’s obligations and duties under the options granted by Jifen from 2016 to 2017. As a result, the options granted by Jifen were replaced with options of the Company. Such new options replaced the options granted under Jifen’s existing options in its entirety by exchanging of two options granted by Jifen for one option of the Company while maintaining their respective terms and vesting schedules unchanged. This replacement represents a modification of the awards under the accounting guidance, but no incremental compensation cost is required to be recognized because there was no change in fair value of the awards as measured immediately before and after the modification.	As part of the restructuring in 2017, in February 2018, the Board of Directors of the Company approved the 2017 Equity Incentive Plan, which assumed Jifen’s obligations and duties under the options granted by Jifen from 2016 to 2017. As a result, the options granted by Jifen were replaced with options of the Company. Such new options replaced the options granted under Jifen’s existing options in its entirety by exchanging of two options granted by Jifen for one option of the Company while maintaining their respective terms and vesting schedules unchanged. This replacement represents a modification of the awards under the accounting guidance, but no incremental compensation cost is required to be recognized because there was no change in fair value of the awards as measured immediately before and after the modification.
Share Option Plan | Jifen | Companies under Common Control of Founder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted											233,746	1,654,082
Options exercise period									10 years	10 years
Share Option Plan | Jifen | Third Party Consultants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted												500,000
Equity Incentive Plan 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, shares, issued													2,964,141
Equity Incentive Plan 2019 | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of plans | Plan				2
Equity Incentive Plan | Subsequent Event | Class A Ordinary Shares And Class B Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increaset in aggregate number of ordinary shares reserved for future issuances as percentage of ordinary shares outstanding	3.50%